Provisions - Other Foreign Subsidiaries - Fair value of plan assets and plan assets allocation (Details) - Other Foreign Countries - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	12.00%	11.00%	8.00%
Debt instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	83.00%	84.00%	84.00%
Properties
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	1.00%	1.00%	1.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	4.00%	4.00%	7.00%
Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 7,182	€ 8,826	€ 7,743
Incorporation of Group companies, net	(6)	(86)	0
Expected return on plan assets	411	410	573
Benefits paid	(478)	(488)	(613)
Contributions	152	63	214
Actuarial gains/(losses)	(155)	536	1,021
Exchange differences and other items	61	(2,079)	(112)
Fair value of plan assets at end of year	€ 7,167	€ 7,182	€ 8,826